H. Bernt von Ohlen
Allianz Life Advisers, LLC
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
(763) 765-7330

July 20, 2007

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549

          Re:  Pre-effective Amendment No. 1 to Registration Statement on
               Form N-14 for Combination of Certain Series of Allianz
               Variable Insurance Products Trust (the "Trust") with and into Corresponding Series of the Trust (SEC File Nos. 333-143982 and 811-09491)

Dear Sir/Madam:

Enclosed for filing please find one conformed copy of Pre-Effective No. 1 to Form N-14 for the above-referenced Registrant. The purpose of this filing is to delay the effective date of the registration statement.

Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

Please contact me at the above telephone number or e-mail address if you have any questions concerning this filing.

Sincerely,

Allianz Variable Insurance Products Trust


By: /s/ H. Bernt von Ohlen
    -----------------------
    H. Bernt von Ohlen